UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value

	Common Stock - 99.1%

	Information - 27.4%
	Business Software - 5.9%
682,510	Micros Systems (a) Information Systems for Restaurants & Hotels	$18,195,717
2,280,000	Novell (a) Directory, Operating System & Identity Management Software	11,719,200
304,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	11,631,040
575,000	Blackbaud Software & Services for Non-profits	10,608,750
235,000	ANSYS (a) Simulation Software for Engineers & Designers	8,899,450
565,000	Informatica (a) Enterprise Data Integration Software	7,339,350
100,000	Quality Systems IT Systems for Medical Groups & Ambulatory Care Centers	4,226,000
90,000	Avid Technology (a) Digital Nonlinear Editing Software & Systems	2,165,400
71,313	NetSuite (a) End to End IT Systems Solution Delivered Over the Web	1,285,060
		76,069,967
	Instrumentation - 4.3%
500,000	Flir Systems (a) Infrared Cameras	19,210,000
160,000	Mettler Toledo (a) Laboratory Equipment	15,680,000
368,000	Trimble Navigation (a) GPS-based Instruments	9,516,480
485,000	IPG Photonics (a) Fiber Lasers	9,462,350
45,000	Varian (a) Analytical Instruments	1,930,500
		55,799,330
	Semiconductors & Related Equipment - 3.5%
743,000	Microsemi (a) Analog/Mixed-signal Semiconductors	18,931,640
1,180,000	Integrated Device Technology (a) Communications Semiconductors	9,180,400
1,179,750	ON Semiconductor (a) Mixed-signal & Power Management Semiconductors	7,975,110
189,300	Supertex (a) Mixed-signal Semiconductors	5,330,688
140,000	Littelfuse (a) Little Fuses	4,162,200
		45,580,038
	Mobile Communications - 2.8%
615,000	American Tower (a) Communications Towers in USA & Mexico	22,121,550
495,000	Crown Castle International (a) Communications Towers	14,340,150
88,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	149,600
		36,611,300
	Financial Processors - 2.0%
586,880	Global Payments Credit Card Processor	26,327,437

	Computer Hardware & Related Equipment - 1.8%
375,600	Amphenol Electronic Connectors	15,076,584
160,000	II-VI (a) Laser Components	6,185,600
85,000	Zebra Technologies (a) Bar Code Printers	2,367,250
		23,629,434
	Telecommunications Equipment - 1.8%
2,882,700	Tellabs (a) Telecommunications Equipment	11,703,762
475,000	Polycom (a) Video Conferencing Equipment	10,986,750
		22,690,512
	Telephone Services - 1.5%
1,731,000	TW Telecom (a) Fiber Optic Telephone/Data Services	17,985,090
800,000	PAETEC Holding (a) Telephone/Data Services for Business	1,720,000
		19,705,090
	Business Information & Marketing Services - 0.9%
443,200	Navigant Consulting (a) Financial Consulting Firm	8,815,248
100,000	Viad Trade Show Services, Travel & Tours	2,879,000
		11,694,248
	Internet Related - 0.8%
875,000	TheStreet.com Financial Information Website Publisher	5,241,250
310,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	3,242,600
140,385	Switch & Data Facilities (a) Network Neutral Data Centers	1,747,793
29,400	ValueClick (a) Internet Advertising	300,762
		10,532,405
	Computer Services - 0.7%
705,500	Hackett Group (a) IT Integration & Best Practice Research	3,837,920
155,000	SRA International (a) Government IT Services	3,507,650
753,000	RCM Technologies (a)(b) Technology & Engineering Services	1,310,220
		8,655,790
	Gaming Equipment & Services - 0.5%
155,000	Bally Technologies (a) Slot Machines & Software	4,693,400
100,000	Scientific Games (a) Lottery Services Provider	2,302,000
		6,995,400

1

Number of Shares		Value

	Contract Manufacturing - 0.3%
115,000	Plexus (a) Electronic Manufacturing Services	$2,380,500
1,500,000	Sanmina-SCI (a) Electronic Manufacturing Services	2,100,000
		4,480,500
	TV Broadcasting - 0.2%
880,000	Entravision Communications (a) Spanish Language TV & Radio Stations	2,367,200

	Radio - 0.2%
260,000	Cumulus Media (a) Radio Stations in Small Cities	1,107,600
561,900	Salem Communications (a) Radio Stations for Religious Programming	702,375
515,000	Spanish Broadcasting System (a) Spanish Language Radio Stations	195,700
		2,005,675
	CATV 0.2%
335,000	Mediacom Communications (a) CATV Franchises	1,983,200
Total Information		355,127,526

	Consumer Goods & Services - 17.2%
	Retail - 4.3%
885,000	Urban Outfitters (a) Apparel & Home Specialty Retailer	28,204,950
281,000	Abercrombie & Fitch Teen Apparel Retailer	11,085,450
240,000	J Crew Group (a) Multi-channel Branded Retailer	6,856,800
405,000	Talbots Women’s Specialty Retailer	5,305,500
298,050	Christopher & Banks Women’s Apparel Retailer	2,286,043
150,000	Gaiam (a) Healthy Living Catalogs & E-Commerce	1,590,000
		55,328,743
	Other Consumer Services - 4.0%
570,000	ITT Educational Services (a) Post-secondary Degree Services	46,118,700
150,000	Weight Watchers International Weight Loss Programs	5,490,000
		51,608,700
	Apparel - 3.5%
925,000	True Religion Apparel (a) Premium Denim	23,911,250
459,000	Coach (a) Designer & Retailer of Branded Leather Accessories	11,493,360
394,200	Oxford Industries Branded & Private Label Apparel	10,182,186
		45,586,796
	Other Durable Goods 1.4%
288,400	Cavco Industries (a) Higher End Manufactured Homes	10,425,660
1,478,300	Champion Enterprises (a) Manufactured Homes	8,204,565
		18,630,225
	Furniture & Textiles - 1.2%
515,000	Knoll Office Furniture	7,786,800
310,000	Herman Miller Office Furniture	7,585,700
		15,372,500
	Consumer Goods Distribution - 0.8%
433,500	Pool Distributor of Swimming Pool Supplies & Equipment	10,113,555

	Leisure Products - 0.6%
140,000	Thor Industries RV & Bus Manufacturer	3,474,800
130,000	Speedway Motorsports Motorsports Racetrack Owner & Operator	2,532,400
150,000	Winnebago Premier Motorhome Maker	1,938,000
		7,945,200
	Travel - 0.4%
160,000	Vail Resorts (a) Ski Resort Operator & Developer	5,592,000

	Nondurables - 0.4%
212,000	Jarden (a) Branded Household Products	4,971,400

	Casinos & Gaming - 0.3%
555,000	Pinnacle Entertainment (a) Regional Casino Operator	4,195,800

	Restaurants - 0.3%
252,726	Sonic (a) Quick Service Restaurant	3,682,218
Total Consumer Goods & Services		223,027,137

	Finance - 16.9%
	Banks - 6.5%
760,556	Valley National Bancorp New Jersey/New York Bank	15,941,254
455,100	MB Financial Chicago Bank	15,050,157
689,700	TCF Financial Great Lakes Bank	12,414,600
424,305	Lakeland Financial Indiana Bank	9,317,738
280,816	Glacier Bancorp Mountain States Bank	6,955,812
437,000	Pacific Continental Niche Pacific N.W. Bank	6,397,680
103,000	SVB Financial Group (a) Bank to Venture Capitalists	5,965,760
192,928	Old Second Bancorp (c) Illinois Bank	3,573,027
155,600	Associated Banc-Corp Midwest Bank	3,104,220
500,000	Guaranty Bancorp (a) Colorado Bank	3,050,000
100,000	Greene County Bancshares Tennessee Bank	2,351,000
		84,121,248
	Insurance - 3.6%
720,500	HCC Insurance Holdings Specialty Insurance	19,453,500

2

Number of Shares		Value

	Insurance – (continued)
276,000	Leucadia National Insurance Holding Company	$12,541,440
18,000	Markel (a) Specialty Insurance	6,327,000
64,000	Navigators Group (a) Specialty Insurance	3,712,000
120,000	Tower Group Commercial & Personal Lines Insurance	2,827,200
75,000	Endurance Specialty Holdings Commercial Lines Insurance/Reinsurance	2,319,000
		47,180,140
	Finance Companies - 3.5%
1,142,400	AmeriCredit (a)(c) Auto Lending	11,572,512
205,000	GATX Rail Car Lessor	8,111,850
270,000	McGrath Rentcorp Temporary Space & IT Rentals	7,781,400
144,800	World Acceptance (a) Personal Loans	5,212,800
140,000	Aaron Rents Rent to Own	3,789,800
350,000	H&E Equipment Services (a) Heavy Equipment Leasing	3,381,000
230,000	CAI International (a) International Container Leasing & Management	2,543,800
185,600	Electro Rent Test & Measurement Rentals	2,492,608
		44,885,770
	Savings & Loans - 2.2%
573,130	People’s United Connecticut Savings & Loan	11,032,752
600,000	ViewPoint Financial Texas Thrfit	10,500,000
206,679	Berkshire Hills Bancorp Northeast Thrift	6,613,728
24,155	K-Fed Bancorp Los Angeles Savings & Loan	221,260
9,800	Anchor Bancorp Wisconsin Wisconsin Thrift	72,030
		28,439,770
	Brokerage & Money Management - 1.1%
642,000	SEI Investments Mutual Fund Administration & Investment Management	14,252,400
Total Finance		218,879,328

	Industrial Goods & Services - 15.8%
	Machinery - 10.5%
795,000	Ametek Aerospace/Industrial Instruments	32,412,150
527,300	ESCO Technologies (a) Automatic Electric Meter Readers	25,400,041
550,600	Pentair Pumps & Water Treatment	19,034,242
365,100	Nordson Dispensing Systems for Adhesives & Coatings	17,930,061
392,300	Donaldson Industrial Air Filtration	16,441,293
196,000	Clarcor Mobile & Industrial Filters	7,438,200
182,200	Mine Safety Appliances Safety Equipment	6,945,464
140,000	MOOG (a) Motion Control Products for Aerospace, Defense & Industrial Markets	6,003,200
50,000	Kaydon Specialized Friction & Motion Control Products	2,253,000
30,000	Lincoln Electric Welding Equipment & Consumables	1,929,300
		135,786,951
	Outsourcing Services - 1.5%
400,000	Quanta Services (a) Electrical & Telecom Construction Services	10,804,000
305,000	Administaff Professional Employer Organization	8,302,100
		19,106,100
	Industrial Materials & Specialty Chemicals - 1.1%
100,000	Cytec Industries Aerospace Composites & Specialty Chemicals	3,891,000
50,000	Greif Industrial Packaging	3,281,000
155,000	Drew Industries (a) RV & Manufactured Home Components	2,652,050
90,000	Albany International Paper Machine Clothing & Advanced Textiles	2,459,700
65,000	Koppers Holdings Integrated Provider of Carbon Compounds	2,431,650
		14,715,400
	Other Industrial Services - 0.7%
365,000	American Reprographics (a) Document Management & Logistics	6,296,250
180,000	TrueBlue (a) Temporary Manual Labor	2,908,800
		9,205,050
	Construction - 0.6%
140,000	M/I Homes Home Builder	3,189,200
109,600	Simpson Manufacturing Wall Joint Maker	2,969,064
50,000	Texas Industries Aggregates, Cement & Concrete	2,043,000
		8,201,264
	Waste Management - 0.5%
184,200	Waste Connections (a) Solid Waste Management	6,318,060

3

Number of Shares		Value

	Electrical Components - 0.5%
145,000	Acuity Brands Commercial Lighting Fixtures	$6,055,200

	Steel - 0.4%
100,000	Haynes International (a) Producer of High Performance Alloys	4,683,000
Total Industrial Goods & Services		204,071,025

	Energy & Minerals - 9.9%
	Oil & Gas Producers - 5.1%
400,000	Ultra Petroleum (a) Oil & Gas Producer	22,136,000
420,000	Carrizo Oil & Gas (a) Explores for Natural Gas & Crude Oil	15,233,400
307,200	Southwestern Energy (a) Oil & Gas Producer	9,381,888
237,500	Equitable Resources Natural Gas Producer & Utility	8,711,500
265,000	Quicksilver Resources (a) Natural Gas & Coal Seam Gas Producer	5,201,950
95,000	Penn Virginia Diversifed Energy Producer	5,076,800
		65,741,538
	Oil Services - 4.8%
761,400	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	35,443,170
460,000	Atwood Oceanics (a) Offshore Drilling Contractor	16,744,000
203,125	Exterran Holdings (a) Natural Gas Compressor Rental & Fabrication	6,491,875
108,700	Tesco (a) Developing New Well Drilling Technologies	2,276,178
120,000	Tetra Technologies (a) U.S.-based Service Company with Life of Field Approach	1,662,000
		62,617,223
Total Energy & Minerals		128,358,761

	Health Care - 8.6%
	Biotechnology & Drug Delivery - 3.5%
405,000	BioMarin (a) Biotech Focused on Orphan Diseases	10,728,450
120,000	Myriad Genetics (a) Drugs/Diagnostics Hybrid	7,785,600
561,400	Seattle Genetics (a) Antibody-based Therapies for Cancer	6,006,980
53,000	United Therapeutics (a) Biotech Focused on Rare Diseases	5,574,010
545,000	Array Biopharma (a) Drugs for Cancer & Inflammatory Diseases	4,185,600
125,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	4,050,000
320,000	Medarex (a) Humanized Antibodies	2,070,400
401,000	Arena Pharmaceuticals (a) Novel Drug Targeting Technology	2,005,000
535,000	Nektar Therapeutics (a) Drug Delivery Technologies	1,920,650
500,000	IsoRay (a) Radiology Cancer Company	300,000
400,000	Neurogen (a) Development-stage Biotech Focused on Neurology	95,960
244,000	Decode Genetics (a) Drugs for Heart Attack, Asthma & Vascular Disease	95,160
738,060	Medicure - Warrants (a)(d) Cardiovascular Biotech Company	14,761
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d) High Throughput Rational Drug Design	6,250
100,000	IsoRay - Warrants (a)(d) Radiology Cancer Company	5,000
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d) High Throughput Rational Drug Design	3,222
		44,847,043
	Medical Supplies - 1.6%
70,700	Techne (a) Cytokines, Antibodies & Other Reagents for Life Science	5,098,884
175,000	Luminex (a) Instrument/Consumables Supplier	4,376,750
100,000	Immucor (a) Automated Blood Typing	3,196,000
105,000	Meridian Biosciences Niche Diagnostics/Life Science Company	3,049,200
53,000	Idexx Laboratories (a) Diagnostic Equipment & Services for Veterinarians	2,904,400
170,000	CEPHEID (a) Molecular Diagnostic Company	2,351,100
		20,976,334
	Medical Equipment & Devices - 1.3%
204,000	Illumina (a) Leading Tools & Service Provider for Genetic Analysis	8,268,120
210,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	8,253,000
		16,521,120
	Health Care Services - 1.2%
435,000	PSS World Medical (a) Medical Supplies	8,482,500
180,000	Psychiatric Solutions (a) Behavioral Health Services	6,831,000
		15,313,500
	Pharmaceuticals - 1.0%
145,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	11,236,050
765,000	QLT (a) Specialty Pharmaceuticals for Ophthalmology & Dermatology	2,493,900
		13,729,950
Total Health Care		111,387,947

4

Number of Shares or Principal Amount		Value

	Other Industries - 3.3%
	Real Estate - 2.0%
222,500	Gaylord Entertainment (a) Convention Hotels	$6,534,825
100,000	Digital Realty Trust Technology-focused Office Buildings	4,725,000
85,000	Corporate Office Properties Office Buildings	3,429,750
120,000	BioMed Realty Trust Life Science-focused Office Buildings	3,174,000
90,000	American Campus Communities Student Housing	3,049,200
196,000	Extra Space Storage Self Storage Facilities	3,010,560
150,000	Kite Realty Group Community Shopping Centers	1,650,000
		25,573,335
	Transportation - 1.3%
580,800	Heartland Express Regional Trucker	9,014,016
160,000	JB Hunt Transport Services Truck & Intermodal Carrier	5,339,200
180,000	Rush Enterprises, Class B (a) Truck Distribution	2,304,000
		16,657,216
Total Other Industries		42,230,551

Total Common Stock (Cost: $1,086,596,362) - 99.1%		1,283,082,275

Securities Lending Collateral - 0.3%
4,317,469	Dreyfus Government Cash Management Fund (e) (7 day yield of 1.730%)	4,317,469

	Total Securities Lending Collateral (cost: $4,317,469)	4,317,469

Short-Term Obligations - 1.1%
	Repurchase Agreement – 0.6%
$7,390,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 10/31/09, market value $7,538,719 (repurchase proceeds $7,390,021)	7,390,000

	Commercial Paper – 0.5%
6,700,000	Chevron Funding 1.97% due 10/02/08	6,699,633

Total Short-Term Obligations (Cost: $14,089,633) – 1.1%		14,089,633

Total Investments (Cost: $1,105,003,464) – 100.5% (f)		1,301,489,377

Obligations to Return Collateral for Securities Loaned - (0.3)%		(4,317,469)

Cash and Other Assets Less Liabilities - (0.2)%		(2,656,711)

Total Net Assets – 100.0%		$1,294,515,197

5

Notes to Statement of Investments:

*

Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,287,370,511
Level 2 – Other Significant Observable Inputs	14,109,394
Level 3 – Significant Unobservable Inputs	9,472
Total	$1,301,489,377

The following table reconciles asset balances for the nine month period ending September 30, 2008, which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$98,504
Accretion of discounts/amortizations of premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(89,032)
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of September 30, 2008	$9,472

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the nine months ended September 30, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 09/30/2008	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$1,310,220	$—

The aggregate cost and value of this company at September 30, 2008, was $5,474,962 and $1,310,220, respectively. Investments in affiliate companies represent 0.10% of total net assets at September 30, 2008.

(c)

All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008 is $4,211,987. The Trust suspended its securities lending program on September 17, 2008. The majority of the securities on loan were returned by September 30, 2008. By October 8, 2008, every security that had been out on loan had been returned.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2008, these securities amounted to $29,233 which represents less than 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1, Pfd.	9/5/01	25,000	$1,000,000	$6,250
Locus Pharmaceuticals, Series B-1, Pfd.	2/8/07	12,886	37,369	3,222
IsoRay - Warrants	3/21/07	100,000	—	5,000
Medicure - Warrants	12/22/06	738,060	—	14,761
			$1,037,369	$29,233

(e)	Investment made with cash collateral received from securities lending activity.
(f)

At September 30, 2008, for federal income tax purposes cost of investments was $1,105,003,464 and net unrealized appreciation was $196,485,913 consisting of gross unrealized appreciation of $387,236,619 and gross unrealized depreciation of $190,750,706.

ADR = American Depositary Receipts

6

Wanger International

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value*

	Common Stock - 91.1%

	Europe - 42.8%
	United Kingdom - 7.9%
847,000	Capita Group White Collar, Back Office Outsourcing	$10,527,333
700,000	Intertek Testing Testing, Inspection & Certification Services	10,527,320
895,000	Smith & Nephew Medical Equipment & Supplies	9,433,689
215,000	Randgold Resources - ADR Gold Mining in Western Africa	8,821,450
2,300,000	Charles Taylor (a) Insurance Services	8,809,201
1,755,000	RPS Group Environmental Consulting & Planning	7,710,500
1,060,000	Serco Facilities Management	6,852,520
372,300	Rotork Valve Actuators for Oil & Water Pipelines	6,224,076
2,000,000	Begbies Traynor Financial Restructuring & Corporate Recovery Services	5,988,064
769,100	Informa Group Global Publisher & Event Organizer	4,312,225
187,500	Intermediate Capital European Provider of Mezzanine Capital	4,054,870
1,035,000	Northgate Light Commercial Vehicle Rental Specialist	3,784,383
270,000	Keller Group International Ground Engineering Specialist	3,234,156
230,000	Tullow Oil Oil & Gas Producer	2,935,456
		93,215,243
	Netherlands - 7.8%
457,866	Fugro Oilfield Services	27,064,749
603,000	Imtech Engineering & Technical Services	12,381,813
361,666	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	12,029,026
622,600	Aalberts Industries Flow Control & Heat Treatment	7,977,485
88,595	Smit Internationale Harbor & Offshore Towage & Marine Services	7,651,794
410,000	Unit 4 Agresso Business & Security Software	7,394,223
125,000	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	5,903,146
311,000	Arcadis Engineering Consultant	5,482,404
180,000	QIAGEN (b) Life Science Company; DNA/RNA Purification	3,574,547
445,506	Wavin Largest European Plastic Pipe Systems Company	2,569,034
		92,028,221
	Germany - 5.7%
400,000	Rhoen-Klinikum Health Care Services	11,628,174
168,000	Wincor Nixdorf Retail POS Systems & ATM Machines	9,930,347
57,000	Rational Commercial Oven Manufacturer	8,995,302
85,000	Vossloh Rail Infrastructure & Diesel Locomotives	8,747,564
235,000	CTS Eventim Event Ticket Sales	8,544,568
360,000	Elringklinger Automobile Components	6,842,224
205,000	Deutsche Beteiligungs Private Equity Investment Management	3,789,829
60,000	Hamburger Hafen und Logistik Terminal Operator at the Hamburg Port	3,597,963
255,000	Takkt Mail Order Retailer of Office & Warehouse Durables	3,507,365
68,892	MPC Muenchmeyer Petersen Capital Alternative Asset Manager	1,276,644
		66,859,980
	France - 5.4%
508,900	SES Global Satellite Broadcasting Services	10,563,461
80,000	Neopost Postage Meter Machines	7,531,683
89,100	Norbert Dentressangle Transport	7,275,026
135,200	Carbone Lorraine Advanced Industrial Materials	6,411,839
85,095	Rubis Tank Storage & Liquefied Petroleum Gas Supplier	6,030,689
70,000	Iliad Alternative Internet & Telecoms Provider	5,815,670
100,700	April Group Insurance Policy Construction	5,002,377
50,000	Eurofins Scientific Food Screening & Testing	3,923,468
30,000	Ciments Francais Leading French & Emerging Markets Cement Producer	3,124,852
46,000	Pierre & Vacances Vacation Apartment Lets	3,123,313
120,000	Meetic (b) Dating Services	2,210,090
192,100	Trigano Leisure Vehicles & Camping Equipment	1,924,660
330,000	Hi-Media (b) Leading Online Advertiser in Europe	1,248,347
		64,185,475
	Sweden - 3.6%
1,974,000	SWECO Engineering Consultants	14,284,201

Number of Shares		Value

	Sweden – 3.6% (cont)
1,137,500	Hexagon Measurement Equipment & Polymers	$13,026,451
160,000	Holmen Integrated Pulp & Paper Manufacturer	5,206,170
3,030,000	Niscayah Group AB Commercial Security Installation & Service	4,320,071
1,190,000	Nobia Kitchen Cabinet Manufacturing & Distribution	3,858,353
307,185	Hexpol (b) Formulation & Production of Polymers	2,162,924
		42,858,170
	Switzerland - 3.1%
146,000	Kuehne & Nagel Freight Forwarding/Logistics	9,734,933
74,000	Geberit Plumbing Supplies	9,113,779
7,450	Sika Chemicals for Construction & Industrial Applications	8,405,603
27,000	Burckhardt Compression Gas Compression Pumps	5,228,884
4,900	Givaudan Fragrances & Flavors	4,063,345
		36,546,544
	Ireland - 2.1%
2,233,400	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	12,001,642
265,000	Aryzta (b) Baked Goods	10,333,959
161,000	Paddy Power Irish Betting Services	2,802,609
		25,138,210
	Finland - 1.9%
488,000	Poyry Engineering Consultants	9,395,771
255,000	Stockmann Department Stores in Finland, Baltics & Russia	6,050,424
605,000	Ramirent Largest Equipment Rental Company in Scandinavia & Central Eastern Europe	3,800,973
140,000	Cargotec Cargo & Load Handling Equipment	2,877,398
		22,124,566
	Poland - 1.3%
183,000	Central European Distribution (b) Vodka Production & Alcohol Distribution	8,310,030
34,100	ING Bank Slaski Polish Universal Bank	7,294,593
		15,604,623
	Italy - 1.1%
573,000	GranitiFiandre Innovative Stoneware	4,835,786
2,742,000	CIR Italian Holding Company	4,718,444
1,100,000	Amplifon Hearing Aid Retailer	2,789,778
170,000	Cobra Automotive (b) Electronic Car Theft Protection	665,978
		13,009,986
	Greece - 0.8%
1,104,000	Intralot Lottery & Gaming Systems & Services	9,528,127

	Spain - 0.8%
120,000	Red Electrica de Espana Spanish Power Grid	6,091,326
443,000	Prisa Leading Spanish-speaking Publisher	3,009,901
		9,101,227
	Denmark - 0.5%
69,000	Novozymes Industrial Enzymes	6,141,759

	Czech - 0.4%
22,400	Komercni Banka Leading Czech Universal Bank	4,912,135

	Russia - 0.2%
110,800	RosBusinessConsulting - ADR Financial Information, Media & IT Services in Russia	2,038,720

	Austria - 0.1%
80,987	Zumtobel Lighting Systems	1,140,386

	Norway - 0.1%
898,800	Kongsberg Automotive (b) Automotive Seating & Component Supplier	962,074
Total Europe		505,395,446

	Asia - 33.2%
	Japan - 16.5%
2,400,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	14,875,154
17,500	Jupiter Telecommunications Largest Cable Service Provider in Japan	12,608,645
265,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	7,889,003
317,200	Ibiden Electronic Parts & Ceramics	7,726,279
171,000	SYSMEX In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer	7,563,375
375,000	Ushio Industrial Light Sources	6,125,535
920,000	Topcon Positioning & Medical Instrument	6,075,971
800,000	Kamigumi Port Cargo Handling & Logistics	5,981,856
768,000	Asics Footwear & Apparel	5,980,184
194,000	Unicharm PetCare Pet Food & Pet Toiletries	5,791,680
148,000	Point Apparel Specialty Retailer	5,674,455
27,000	Keyence Sensors & Measuring Devices for Automation	5,370,486

Number of Shares		Value

	Japan - 16.5% (cont)
394,000	FCC Auto/Motorcycle Clutches	$5,281,249
325,000	T. Hasegawa Industrial Flavors & Fragrances	5,206,654
222,000	Glory Currency Handling Systems & Related Equipment	5,070,934
420,000	Suruga Bank Regional Bank	4,815,938
2,600	Wacom Computer Graphic Illustration Devices	4,777,465
56,000	Nakanishi Dental Tools & Machinery	4,742,216
200,000	Aeon Delight Facility Maintenance & Management	4,643,549
1,625	Osaka Securities Exchange Osaka Securities Exchange	4,604,809
195,000	Union Tool Precision Drill Bit Manufacturer	4,591,749
71,000	USS Used Car Auctioneer	4,559,874
348,100	Yusen Air & Sea Service Airfreight Logistics	4,477,045
222,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	4,028,133
450,000	Cosel Industrial Standard Switching Power Supply System	4,019,931
238,500	Kintetsu World Express Airfreight Logistics	3,929,024
750	Fukuoka Diversified REIT in Fukuoka	3,852,826
720	Orix JREIT Diversified REIT	3,710,354
150,000	Hitachi Construction Machinery Construction Machinery	3,688,015
180,400	As One Scientific Supplies Distributor	3,687,522
150,000	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	3,637,399
210,000	Tamron Camera Lens Maker	3,149,080
1,916,200	Kansai Urban Banking Regional Bank	2,887,108
3,300	Risa Partners Non-performing Loan & Real Estate Related Investment	2,704,085
120,000	Miura Industrial Boiler	2,626,212
147,800	Zenrin Map Content Publisher	1,751,070
550	Japan Pure Chemical Precious Metal Plating Chemicals for Electronics	1,616,413
2,246	Kenedix Real Estate Investment Management	1,317,787
90,000	NGK Insulators Ceramic, Power & Electronics Parts	1,093,222
100	Nippon Building Fund Office REIT	960,809
4,358	FullCast Employment Outsourcing	813,663
243	Nippon Residential Investment Residential REIT	608,394
211	Seven Bank ATM Processing Services	562,984
		195,078,136
	China - 5.0%
10,476,000	Jiangsu Expressway Chinese Toll Road Operator	7,878,962
9,219,500	China Green Agricultural Grower & Processor in China	7,420,151
5,229,000	China Shipping Development China’s Dominant Shipper for Oil & Coal	6,908,489
13,126,200	Lenovo Group Third Largest PC Vendor Globally	5,774,622
4,310,000	Fu Ji Food & Catering Services Food Catering Service Provider in China	4,427,603
6,000,000	Hopewell Highway Infrastructure Guangdong Tollroad Leading to Hong Kong & Macau	4,181,630
9,462,000	TPV Technology Original Design Manufacturer for LCD Monitor & Flat TV	2,913,299
5,624,300	Travelsky Technology Online Air Travel Bookings in China	2,872,866
14,299,000	Sinotrans Largest Integrated Logistics Player in China	2,782,928
73,000	Mindray A Medical Device Manufacturer	2,462,290
167,100	VisionChina Media - ADR (b) Advertising on Digital Screens in China’s Mass Transit System	2,458,041
10,500,000	Xinyu Hengdeli A High-end Watch Retailer in China	2,181,073
9,700,000	SPG Land A Property Developer in China	2,018,370
94,000	ZhongDe Waste Technology Solid Municipal Waste & Medical Waste Incinerator Manufacturer	1,878,061
326,100	China Mass Media (b) Media Planning Agency in China	1,513,104
32,999,900	RexCapital Finance (b) Chinese Lottery	1,388,097
		59,059,586
	Singapore - 3.4%
2,800,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	12,136,213
13,153,600	Mapletree Logistics Asian Logistics Landlord	6,678,424
6,000,000	ComfortDelGro Taxi & Mass Transit Service	6,272,317
4,000,000	OLAM Agriculture Supply Chain Manager	5,130,587
8,000,000	CDL Hospitality Trust Singapore Hotel Operator	4,837,020

Number of Shares		Value

	Singapore - 3.4% (cont)
9,865,200	Mapletree Logistics (b) Asian Logistics Landlord	$4,758,379
		39,812,940
	South Korea - 2.4%
342,000	Woongjin Coway South Korean Household Appliance Rental Service Provider	8,633,574
45,560	MegaStudy Online Education Service Provider	6,923,256
79,063	Taewoong A Player in the Niche Customized Forging Market	5,289,791
256,000	Sung Kwang Bend A Large Customized Industrial Pipe Fitting Manufacturer	4,695,674
34,800	Mirae Asset Securities Korean Largest Diversified Financial Company	3,091,929
		28,634,224
	Hong Kong - 2.1%
800,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	9,941,512
550,000	Hong Kong Aircraft Engineering Aircraft Maintenence, Repair & Overhaul Operator	6,328,123
5,306,600	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	6,040,806
14,000,000	NagaCorp Monopoly Casino in Central Cambodia	2,664,611
14,458,300	Global Digital Creations (b) Digital Cinema Solution Provider/Network Operator	372,404
		25,347,456
	Taiwan - 1.7%
1,986,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	5,806,057
512,000	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	5,637,427
1,971,834	Everlight Electronics LED Packager	4,107,711
2,265,112	Wah Lee Industrial Distributor of Chemicals, Materials & Equipment	2,591,302
430,000	GeoVision Taiwan PC-based Video Surveillance Player	1,762,714
		19,905,211
	India - 1.7%
300,000	Housing Development Finance Indian Mortgage Lender	13,770,438
230,000	Asian Paints India’s Largest Paint Company	5,863,142
		19,633,580
	Indonesia - 0.4%
20,000,000	Perusahaan Gas Negara Gas Pipeline Operator	4,565,161
Total Asia		392,036,294

	Other Countries - 10.4%
	Australia - 2.7%
1,000,000	Billabong International Action Sports Apparel Brand Manager	10,939,282
220,000	Perpetual Trustees Mutual Fund Management	8,468,797
1,983,333	Sino Gold (b) Gold Mining in The People’s Republic of China	6,646,012
250,000	Australian Stock Exchange Australian Equity & Derivatives Market Operator	6,140,055
		32,194,146
	United States - 2.5%
378,000	Atwood Oceanics (b) Offshore Drilling Contractor	13,759,200
125,800	FMC Technologies (b) Oil & Gas Wellhead Manufacturer	5,855,990
205,000	BioMarin (b) Biotech Focused on Orphan Diseases	5,430,450
100,000	Tesco (b) Developing New Well Drilling Technologies	2,094,000
30,000	Oceaneering International (b) Provider of Subsea Services & Manufactured Products	1,599,600
35,000	Bristow (b) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	1,184,400
89,369	Decode Genetics (b) Drugs for Heart Attack, Asthma & Vascular Disease	34,854
		29,958,494
	South Africa - 2.5%
518,000	Naspers Media & Education in Africa & Other Emerging Markets	10,244,192
484,000	Impala Platinum Holdings Platinum Group Metals Mining & Refining	9,831,180
2,250,000	Mr. Price South African Retailer of Apparel, Household Goods & Sporting Goods	6,274,993
1,575,000	Uranium One (b) Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	3,403,806
		29,754,171
	Canada - 2.0%
630,000	ShawCor Oil & Gas Pipeline Products	12,668,076
194,000	CCL Leading Global Label Manufacturer	5,377,496
863,600	Horizon North Logistics (b) Provides Diversified Oil Service Offering in Northern Canada	1,866,366
250,000	Ivanhoe Mines (b) Copper Mine Project in Mongolia	1,515,152

Number of Shares
or Principal Amount		Value

	Canada - 2.0% (cont)
727,700	UTS Energy (b) Operator of Canadian Oil Sands Mines	$868,385
91,100	Xtreme Coil Drilling (b) Land Driller with New Generation Drilling Technology	599,201
		22,894,676
	New Zealand - 0.4%
1,800,000	Sky City Entertainment Casino/Entertainment Complex	4,441,767

	Kazakhstan - 0.3%
490,000	Halyk Savings Bank of Kazakhstan - GDR Largest Retail Bank in Kazakhstan	3,444,449
Total Other Countries		122,687,703

	Latin America - 4.7%
	Brazil - 2.5%
1,780,000	Suzano Brazilian Pulp & Paper Producer	15,200,483
800,000	Porto Seguro Auto & Life Insurance	5,675,548
500,000	Natura Cosmeticos Direct Retailer of Cosmetics	4,861,001
800,000	Localiza Rent A Car Car Rental	4,170,477
		29,907,509
	Mexico - 1.3%
140,000	Grupo Aeroportuario del Surest - ADR Cancun & Cozumel Airport Operator	6,952,400
2,750,000	Urbi Desarrollos Urbanos (b) Affordable Housing Builder	6,419,558
1,769,600	Financiera Independencia Mexican Micro-finance Lender	1,771,785
		15,143,743
	Chile 0.9%
450,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	11,344,500
Total Latin America		56,395,752

Total Common Stock: 91.1% (Cost: $1,103,458,982)		1,076,515,195

Short-Term Obligations - 7.0%
	Commercial Paper - 4.6%
$6,400,000	Genentech (c) 2.06% Due 10/02/08	6,399,634
6,400,000	Parker-Hannifin (c) 2.25% Due 10/10/08	6,396,400
6,300,000	Campbell Soup (c) 2.05% Due 10/03/08	6,299,282
6,200,000	Hershey Foods (c) 2.10% Due 10/01/08	6,200,000
6,200,000	Novartis Finance (c) 2.26% Due 10/06/08	6,198,054
6,000,000	Toyota Motor Credit 2.25% Due 10/07/08	5,997,750
6,000,000	Hewlett Packard (c) 2.75% Due 10/08/08	5,996,792
5,700,000	Chevron Funding 2.20% Due 10/14/08	5,695,472
5,700,000	Astrazeneca PLC (c) 1.75% Due 11/03/08	5,690,856
		54,874,240
	Repurchase Agreement - 2.4%
27,807,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 07/02/09, market value $28,365,938 (repurchase proceeds $27,807,077)	27,807,000

Total Short-Term Obligations (Cost: $82,681,240) – 7.0%		82,681,240

Total Investments – 98.1% (Cost: $1,186,140,222) (d)		1,159,196,435

Cash and Other Assets Less Liabilities - 1.9%		22,089,115

Total Net Assets – 100.0%		$1,181,285,550

Notes to Statement of Investments:

*     Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”).  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$136,217,643
Level 2 – Other Significant Observable Inputs	1,022,978,792
Level 3 – Significant Unobservable Inputs	—
Total	$1,159,196,435

(a)           An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Transactions in affiliated companies during the nine months ended September 30, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 09/30/2008	Value	Dividend
Charles Taylor	2,300,000	—	—	2,300,000	$8,809,201	$381,609

The aggregate cost and value of this company at September 30, 2008, was $12,583,555 and $8,809,201, respectively.  Investments in affiliate companies represent 0.7% of total net assets at September 30, 2008.

(b)           Non-income producing security.

(c)           Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities amounted to $43,181,018, which represents 3.66% of net assets.

(d)           At September 30, 2008, for federal income tax purposes cost of investments was $1,186,140,222 and net unrealized depreciation was $26,943,787 consisting of gross unrealized appreciation of $250,382,120 and gross unrealized depreciation of $277,325,907.

ADR =American Depositary Receipts

GDR = Global Depositary Receipts

Wanger Select

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value*

	Common Stocks 96.6%

	Consumer Goods & Services 24.8%
	Other Consumer Services 8.6%
209,100	ITT Educational Services (a) Post-secondary Degree Services	$16,918,281
160,000	Career Education (a) Post-secondary Education	2,616,000
		19,534,281
	Retail 8.1%
379,000	Safeway Supermarkets	8,989,880
151,000	Abercrombie & Fitch Teen Apparel Retailer	5,956,950
591,000	Chico’s FAS (a) Women’s Specialty Retailer	3,232,770
		18,179,600
	Travel 3.5%
385,000	Expedia (a) Online Travel Services Company	5,817,350
269,000	Hertz (a) Largest U.S. Rental Car Operator	2,036,330
		7,853,680
	Apparel 1.9%
173,000	Coach (a) Designer & Retailer of Branded Leather Accessories	4,331,920
		4,331,920
	Furniture & Textiles 1.3%
195,000	Knoll Office Furniture	2,948,400
		2,948,400
	Casinos & Gaming 0.8%
23,275,000	RexCapital Finance (China) (a) Chinese Lottery	979,032
4,766,000	NagaCorp (Hong Kong) Monopoly Casino in Central Cambodia	907,110
		1,886,142
	Food & Beverage 0.6%
1,354,000	Fu Ji Food & Catering Services (China) Food Catering Service Provider in China	1,390,945
Total Consumer Goods & Services		56,124,968

	Information 24.2%
	Mobile Communications 4.7%
237,000	American Tower (a) Communications Towers in USA & Mexico	8,524,890
1,187,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	2,017,900
		10,542,790
	Business Software 4.5%
215,000	Avid Technology (a) Digital Nonlinear Editing Software & Systems	5,172,900
975,000	Novell (a) Directory, Operating System & Identity Management Software	5,011,500
		10,184,400
	Telecommunications Equipment 3.1%
1,747,700	Tellabs (a) Telecommunications Equipment	7,095,662
		7,095,662
	Internet Related 2.8%
600,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	6,276,000
		6,276,000
	Contract Manufacturing 2.6%
4,255,000	Sanmina-SCI (a) Electronic Manufacturing Services	5,957,000
		5,957,000
	Advertising 2.1%
285,100	VisionChina Media - ADR (China) (a) Advertising on Digital Screens in China’s Mass Transit System	4,193,821
130,400	China Mass Media (China) (a) Media Planning Agency in China	605,056
		4,798,877
	CATV 1.7%
135,500	Discovery Communications (a)	1,930,875
135,500	Discovery Communications, Series C (a) CATV Programming	1,918,680
		3,849,555
	Computer Services 1.3%
255,000	WNS - ADR (a) Offshore BPO (Business Process Outsourcing) Services	2,511,750
86,500	Hackett Group (a) IT Integration & Best Practice Research	470,560
		2,982,310
	Financial Processors 1.3%
360,000	Cardtronics (a) Operates the World’s Largest Network of ATMs	2,829,600
		2,829,600
	Business Information & Marketing Services 0.1%
11,850	Ascent Media (a) Video Editing, Management, Digitization & Distribution Services	289,258
Total Information		54,805,452

	Energy & Minerals 20.7%
	Mining 8.0%
98,000	Potash Corp. of Saskatchewan (Canada) World’s Largest Producer of Potash	12,936,980
2,329,000	Uranium One (South Africa) (a) Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	5,033,310
		17,970,290

1

Number of Shares		Value

	Oil Services 6.7%
580,500	Tetra Technologies (a) U.S.-based Service Company with Life of Field Approach	$8,039,925
129,000	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	6,004,950
11,500	Diamond Offshore Contract Driller	1,185,190
		15,230,065
	Oil & Gas Producers 3.3%
917,500	Pacific Rubiales Energy (Canada) (a)(b)	5,743,977
185,166	Pacific Rubiales Energy (Canada) (a)	1,170,934
322,159	Pacific Rubiales Energy-Warrants (Canada) (a)(b) Oil Production & Exploration in Colombia	602,362
		7,517,273
	Alternative Energy 2.7%
192,100	Canadian Solar (a) Solar Cell & Module Manufacturer	3,751,713
328,000	Synthesis Energy Systems (a) Owner/Operator of Gasification Plants	1,590,800
159,000	Real Goods Solar (a) Residential Solar Energy Installer	658,260
		6,000,773
Total Energy & Minerals		46,718,401

	Industrial Goods & Services 13.4%
	Other Industrial Services 6.2%
154,000	Expeditors International of Washington International Freight Forwarder	5,365,360
310,000	American Commercial Lines (a) Operator/Builder of Inland Barges	3,298,400
161,000	American Reprographics (a) Document Management & Logistics	2,777,250
135,000	Mobile Mini (a) Portable Storage Units Leasing	2,609,550
		14,050,560
	Outsourcing Services 3.9%
325,000	Quanta Services (a) Electrical & Telecom Construction Services	8,778,250
		8,778,250
	Waste Management 2.3%
163,000	Waste Management U.S. Garbage Collection & Disposal	5,132,870
		5,132,870
	Industrial Materials & Specialty Chemicals 1.0%
149,000	Israel Chemicals (Israel) Producer of Potash, Phosphates, Bromine & Specialty Chemicals	2,259,034
Total Industrial Goods & Services		30,220,714

	Finance 8.5%
	Brokerage & Money Management 6.7%
399,300	Janus Capital Group Manages Mutual Funds	9,695,004
163,000	SEI Investments Mutual Fund Administration & Investment Management	3,618,600
408,800	MF Global (a) Futures Broker	1,774,192
		15,087,796
	Insurance 1.8%
1,150,000	Conseco (a) Life, Long-term Care & Medical Supplement Insurance	4,048,000
Total Finance		19,135,796

	Other Industries 2.8%
	Transportation 2.8%
190,000	JB Hunt Transport Services Truck & Intermodal Carrier	6,340,300
Total Other Industries		6,340,300

	Health Care 2.2%
	Pharmaceuticals 2.2%
65,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	5,036,850
Total Health Care		5,036,850

Total Common Stocks 96.6% (Cost: $255,727,576)		218,382,481

Principal Amount		Value

	Short-Term Obligations 3.0%
	Commercial Paper 2.1%
$1,300,000	Hewlett Packard 2.650% due 10/01/08(c)	$1,300,000
1,200,000	Toyota Motor Credit 2.350% due 10/02/08	1,199,922
1,200,000	Campbell Soup 2.100% due 10/03/08(c)	1,199,860
1,200,000	Novartis Finance 2.100% due 10/06/08(c)	1,199,650
		4,899,432
	Repurchase Agreement 0.9%
1,972,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/31/11, market value $2,012,588 (repurchase proceeds $1,972,005)	1,972,000
		1,972,000
Total Short-Term Obligations (Cost: 6,871,432)		6,871,432

2

Total Investments: 99.6% (Cost: $262,599,008) (d) (e)	$225,253,913

Cash and Other Assets Less Liabilities: 0.4%	876,702

Total Net Assets: 100.0%	$226,130,615

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$206,500,022
Level 2 – Other Significant Observable Inputs	18,753,891
Level 3 – Significant Unobservable Inputs	—
Total	$225,253,913

(a)                                  Non-income producing security.

(b)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2008, these securities amounted to $6,346,339 which represents 2.81% of total net assets.

	Acquisition		Acquisition
Security	Dates	Share	Cost	Value

Pacific Rubiales Energy	7/12/07 – 8/22/07	917,500	$4,132,484	$5,743,977
Pacific Rubiales Energy-Warrants	7/12/07	322,159	551,424	602,362
			$4,683,908	$6,346,339

(c)                                  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities amounted to $3,699,510 which represents 1.64% of net assets.

(d)                                 On September 30, 2008, the market value of foreign securities represents 8.0% of total net assets.  The Fund’s foreign portfolio was diversified as follows:

			% of
Currency	Value	Cost	Net Assets
Canadian Dollar	$12,550,584	$21,080,610	5.6
Hong Kong Dollar	3,277,087	5,023,332	1.4
Israel Shekel	2,259,034	2,483,894	1.0
	$18,086,704	$25,587,836	8.0

(e)                                  At September 30, 2008, for federal income tax purposes cost of investments was $262,599,008 and net unrealized depreciation was $37,345,095 consisting of gross unrealized appreciation of $44,857,615 and gross unrealized depreciation of $82,202,710.

ADR = American Depositary Receipts

3

Wanger International Select

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value*
	Common Stocks - 95.1%

	Europe - 49.4%
	United Kingdom - 16.6%
105,000	Intertek Testing
	Testing, Inspection & Certification Services	$1,579,098
120,000	Capita Group
	White Collar, Back Office Outsourcing	1,491,476
170,500	Serco
	Facilities Management	1,102,221
160,200	Informa Group
	Global Publisher & Event Organizer	898,217
195,600	RPS Group
	Environmental Consulting & Planning	859,358
50,000	Smith & Nephew
	Medical Equipment & Supplies	527,022
15,125	Intermediate Capital
	European Provider of Mezzanine Capital	327,093
		6,784,485
	Switzerland - 6.3%
7,350	Synthes
	Products for Orthopedic Surgery	1,015,232
14,100	Kuehne & Nagel
	Freight Forwarding/Logistics	940,155
3,310	Swatch Group
	Watch & Electronics Manufacturer	612,681
		2,568,068
	Ireland - 5.5%
245,600	United Drug
	Irish Pharmaceutical Wholesaler & Outsourcer	1,319,783
24,000	Aryzta (a)
	Baked Goods	935,905
		2,255,688
	Netherlands - 5.5%
20,000	Fugro
	Oilfield Services	1,182,213
14,500	Vopak
	World’s Largest Operator of Petroleum & Chemical Storage Terminals	684,765
29,000	Aalberts Industries
	Flow Control & Heat Treatment	371,582
		2,238,560
	Germany - 5.2%
45,000	Rhoen-Klinikum
	Health Care Services	1,308,170
13,600	Wincor Nixdorf
	Retail POS Systems & ATM Machines	803,885
		2,112,055
	France - 3.6%
72,000	SES Global
	Satellite Broadcasting Services	1,494,536
	Sweden - 2.5%
90,000	Hexagon
	Measurement Equipment & Polymers	1,030,664
	Greece - 1.6%
75,000	Intralot
	Lottery & Gaming Systems & Services	647,291
	Denmark - 1.3%
6,200	Novozymes
	Industrial Enzymes	551,868
	Spain - 1.3%
10,500	Red Electrica de Espana
	Spanish Power Grid	532,991
	Total Europe	20,216,206

	Other Countries - 22.0%
	United States - 8.6%
22,500	Cephalon (a)
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	1,743,525
10,500	Diamond Offshore
	Contract Driller	1,082,130
18,000	BioMarin (a)
	Biotech Focused on Orphan Diseases	476,820
49,000	Synthesis Energy Systems (a)
	Owner/Operator of Gasification Plants	237,650
		3,540,125
	Israel - 4.9%
132,000	Israel Chemicals
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals	2,001,292

	Canada - 4.2%
8,000	Potash Corp. of Saskatchewan
	World’s Largest Producer of Potash	1,056,080
92,050	Pacific Rubiales Energy (a)(b)
	Oil Production & Exploration in Colombia	576,276
46,025	Pacific Rubiales Energy-Warrants (a)(b)
	Oil Production & Exploration in Colombia	86,056
450	Pacific Rubiales Energy (a)(b)
	Oil Production & Exploration in Colombia	2,845
		1,721,257
	South Africa - 3.2%
45,000	Naspers
	Media & Education in Africa & Other Emerging Markets	889,940
20,100	Impala Platinum Holdings
	Platinum Group Metals Mining & Refining	408,278
		1,298,218

1

Number of Shares		Value

	Australia - 1.1%
135,000	Sino Gold (a)
	Gold Mining in The People’s Republic of China	$452,376
	Total Other Countries	9,013,268
	Asia - 22.0%
	Japan - 11.9%
2,450	Jupiter Telecommunications
	Largest Cable Service Provider in Japan	1,765,210
3,300	Nintendo
	Entertainment Software & Hardware	1,373,740
130,000	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	805,738
20,000	Hitachi Construction Machinery
	Construction Machinery	491,735
85	Orix JREIT, Inc.
	Diversified REIT	438,028
		4,874,451
	China - 6.7%
1,953,400	Lenovo Group
	Third Largest PC Vendor Globally	859,361
480,000	China Shipping Development
	China’s Dominant Shipper for Oil & Coal	634,170
13,000	Mindray
	A Medical Device Manufacturer	438,490
2,100,000	Sinotrans
	Largest Integrated Logistics Player in China	408,711
65,200	China Mass Media (a)
	Media Planning Agency in China	302,528
2,695,700	RexCapital Finance (a)
	Chinese Lottery	113,391
		2,756,651
	Korea 1.5%
24,400	Woongjin Coway
	South Korean Household Appliance Rental Service Provider	615,963
	Hong Kong - 1.3%
23,500	Hong Kong Exchanges and Clearing
	Hong Kong Equity & Derivatives Market Operator	292,032
1,200,000	Nagacorp
	Monopoly Casino in Central Cambodia	228,395
		520,427
	Singapore - 0.6%
56,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	242,724

	Total Asia	9,010,216

	Latin America - 1.7%
	Chile - 1.7%
27,000	Sociedad Quimica y Minera de Chile - ADR
	Producer of Specialty Fertilizers, Lithium & Iodine	680,670
Total Latin America		680,670

Total Common Stocks (Cost: $39,364,921) - 95.1%		38,920,360

Total Investments (Cost: $39,364,921) - 95.1% (c)		38,920,360

Cash and Other Assets Less Liabilities - 4.9%		2,018,596

Total Net Assets — 100.0%		$40,938,956

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,020,739
Level 2 – Other Significant Observable Inputs	32,899,621
Level 3 – Significant Observable Inputs	—
Total	$38,920,360

(a)           Non-income producing security.

(b)           Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2008, these securities amounted to $662,332 which represents 1.62% of total net assets. Additional information on these securities is as follows:

2

	Acquisition		Acquisition
Security	Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/2007	92,050	$369,594	$576,276
Pacific Rubiales Energy - Warrants	7/12/2007	46,025	78,779	86,056
			$448,373	$662,332

(c)          At September 30, 2008, for federal income tax purposes cost of investments was $39,364,921 and net unrealized depreciation was $444,561 consisting of gross unrealized appreciation of $5,498,438 and gross unrealized depreciation of $5,942,999.

ADR = American Depositary Receipts

3

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2008

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 21, 2008